UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:  10/31/13

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund
October 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.71%
Large Cap Value - 0.71%
Berkshire Hathaway, Inc. - Class B *	30,000	$ 3,452,400
Total Common Stock (cost $2,779,958)		3,452,400

Bond Funds - 1.80%
Short-Term Bonds - 0.52%
PIMCO Enhanced Short Maturity ETF	25,000	2,538,000

Intermediate/Long-Term Bonds - 1.28%
Vanguard Mortgage-Backed Securities ETF	119,100	6,163,425

Total Bond Funds (cost $8,700,219)		8,701,425

Equity Funds - 97.26%
Commodity Funds - 2.08%
PowerShares DB Agriculture Fund *	402,000	10,070,100

Developed International - 18.77%
iShares MSCI EAFE ETF	545,300	35,924,364
iShares MSCI EMU ETF	297,100	11,818,638
PowerShares International Dividend Achievers Portfolio	1,385,630	24,775,065
Vanguard FTSE All-World ex-US ETF	283,500	14,237,370
Vanguard FTSE Europe ETF	70,000	3,974,600
		90,730,037
Emerging Markets - 4.21%
iShares MSCI Emerging Markets ETF	128,700	5,464,602
WisdomTree Emerging Markets Equity Income Fund	278,600	14,877,240
		20,341,842
Global Equity - 5.44%
iShares Global 100 ETF	292,200	21,909,156
Market Vectors Agribusiness ETF	83,400	4,370,994
		26,280,150
Inverse Equity - 0.95%
ProShares Short Russell2000 *	255,000	4,584,900

Large Cap Core - 27.58%
iShares Russell 3000 ETF	48,900	5,155,038
iShares S&P 100 ETF	65,000	5,105,100
iShares U.S. Pharmaceuticals ETF	53,800	5,845,908
SPDR S&P 500 ETF Trust	36,000	6,326,280

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Large Cap Core - 27.58% (continued)
SPDR Consumer Staples Select Sector Fund	320,000	$ 13,552,000
SPDR Health Care Select Sector Fund	218,600	11,528,964
Vanguard Dividend Appreciation ETF	683,016	49,525,490
Vanguard Large-Cap ETF	244,600	19,756,342
Vanguard Mega Cap ETF	275,000	16,535,750
		133,330,872
Large Cap Growth - 23.34%
iShares North American Tech-Software ETF	70,000	5,340,300
iShares MSCI USA Quality Factor ETF	205,000	10,916,250
iShares Russell 1000 Growth ETF	327,700	26,737,043
iShares Russell Top 200 Growth ETF	204,500	8,771,005
PowerShares QQQ Trust Series 1	310,000	25,664,900
SPDR Technology Select Sector Fund	865,000	29,107,250
Vanguard Information Technology ETF	75,000	6,273,750
		112,810,498
Large Cap Value - 13.39%
SPDR Energy Select Sector Fund	400,000	34,556,000
SPDR Financial Select Sector Fund	1,468,100	30,184,136
		64,740,136
Small/Mid Cap Growth - 0.88%
SPDR S&P Pharmaceuticals ETF	54,600	4,275,726

Small/Mid Cap Value - 0.62%
SPDR S&P Insurance ETF	50,000	2,990,500

Total Equity Funds (cost $392,178,312)		470,154,761

Money Market Funds - 0.52%
Short-Term Cash - 0.52%
Federated Prime Cash Obligations Fund	2,520,260	2,520,260
Total Money Market Funds (cost $2,520,260)		2,520,260

Total Investments (cost $406,178,749) - 100.29%		$ 484,828,846
Other Assets Less Liabilities - Net - (0.29)%		(1,428,947)
NET ASSETS - 100.00%		$ 483,399,899

* Non-income producing security.

EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund
October 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 0.60%
Large Cap Value - 0.60%
Berkshire Hathaway, Inc. - Class B *	15,500	$ 1,783,740
Total Common Stock (cost $1,212,007)		1,783,740

Bond Funds - 47.47%
High Yield Bonds - 8.09%
iShares iBoxx $ High Yield Corporate Bond ETF	90,800	8,480,720
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	42,000	4,454,940
PowerShares Senior Loan Portfolio	452,500	11,235,575
		24,171,235
Intermediate/Long-Term Bonds - 14.62%
iShares 20+ Year Treasury Bond ETF	19,000	2,045,160
iShares Floating Rate Bond ETF	442,800	22,454,388
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,156,160
PIMCO Total Return ETF	66,400	7,078,240
Vanguard Intermediate-Term Corporate Bond ETF	22,500	1,895,400
Vanguard Mortgage-Backed Securities ETF	40,000	2,070,000
		43,699,348
Short-Term Bonds - 24.76%
Guggenheim BulletShares 2014 Corporate Bond ETF	197,100	4,200,201
iShares 1-3 Year Credit Bond ETF	96,300	10,153,872
iShares TIPS Bond ETF	265,000	29,926,450
PIMCO Enhanced Short Maturity ETF	169,600	17,217,792
Schwab U.S. TIPs ETF	35,000	1,900,500
SPDR Barclays Short Term Corporate Bond ETF	293,200	9,021,764
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,579,500
		74,000,079

Total Bond Funds (cost $140,561,154)		141,870,662

Equity Funds - 51.72%
Commodity Funds - 1.82%
PowerShares DB Agriculture Fund *	216,608	5,426,030

Developed International - 9.65%
iShares MSCI EMU ETF	133,100	5,294,718
PowerShares International Dividend Achievers Portfolio	908,700	16,247,556
Vanguard FTSE All-World ex-US ETF	145,000	7,281,900
		28,824,174
Emerging Markets - 1.62%
WisdomTree Emerging Markets Equity Income Fund	90,600	4,838,040

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Global Equity - 4.78%
iShares Global 100 ETF	190,700	$ 14,298,686

Inverse Equity - 2.23%
ProShares Short Russell2000 *	371,562	6,680,685

Large Cap Core - 17.38%
iShares U.S. Pharmaceuticals ETF	20,000	2,173,200
PowerShares S&P 500 High Quality Portfolio	128,000	2,509,440
RevenueShares Large Cap ETF	85,000	2,929,950
SPDR Health Care Select Sector Fund	74,700	3,939,678
SPDR S&P 500 ETF Trust	36,100	6,343,853
Vanguard Dividend Appreciation ETF	469,300	34,028,943
		51,925,064
Large Cap Growth - 8.55%
iShares MSCI USA Quality Factor ETF	30,000	1,597,500
iShares North American Tech-Software ETF	40,300	3,074,487
iShares Russell 1000 Growth ETF	46,600	3,802,094
PowerShares QQQ Trust Series 1	64,100	5,306,839
SPDR Technology Select Sector Fund	288,000	9,691,200
Vanguard Information Technology ETF	25,000	2,091,250
		25,563,370
Large Cap Value - 3.93%
SPDR Energy Select Sector Fund	47,700	4,120,803
SPDR Financial Select Sector Fund	370,607	7,619,680
		11,740,483
Small/Mid-Cap Value - 1.69%
Alerian MLP ETF	283,000	5,057,210

Other - 0.07%
WisdomTree Managed Futures Strategy Fund *	5,000	207,450

Total Equity Funds (cost $131,166,769)		154,561,192

Money Market Funds - 0.44%
Short-Term Cash - 0.44%
Federated Prime Cash Obligations Fund	1,314,012	1,314,012
Total Money Market Funds (cost $1,314,012)		1,314,012

Total Investments (cost $274,253,942) - 100.23%		$ 299,529,606
Other Assets Less Liabilities - Net - (0.23)%		(673,242)
NET ASSETS - 100.00%		$ 298,856,364

* Non-income producing security.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Continued)
October 31, 2013 (Unaudited)

EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund
October 31, 2013 (Unaudited)
	Shares	Value
Common Stock - 1.88%
Large Cap Value - 1.88%
Berkshire Hathaway, Inc. - Class B *	37,860	$ 4,356,929
Total Common Stock (cost $3,608,485)		4,356,929

Bond Funds - 23.14%
High Yield Bonds - 4.85%
iShares iBoxx $ High Yield Corporate Bond ETF	28,540	2,665,636
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	80,700	8,559,849
		11,225,485
Intermediate/Long-Term Bonds - 4.41%
iShares 3-7 Year Treasury Bond ETF	4,500	548,280
iShares Credit Bond ETF	21,400	2,320,188
iShares Floating Rate Bond ETF	144,841	7,344,887
		10,213,355
International Bond - 1.06%
iShares JP Morgan USD Emerging Markets Bond ETF	22,015	2,451,370

Short-Term Bonds - 12.82%
iShares 1-3 Year Treasury Bond ETF	66,200	5,594,562
PIMCO Enhanced Short Maturity ETF	64,500	6,548,040
SPDR Barclays Short Term Corporate Bond ETF	322,266	9,916,125
SPDR Barclays Short Term High Yield Bond ETF	128,000	3,950,080
SPDR Nuveen Barclays Short Term Municipal Bond ETF	150,037	3,645,899
		29,654,706

Total Bond Funds (cost $53,277,466)		53,544,916

Equity Funds - 72.35%
Commodity Funds - 1.91%
GreenHaven Continuous Commodity Index Fund *	50,000	1,308,500
PowerShares DB Commodity Index Tracking Fund *	120,550	3,104,163
		4,412,663
Developed International - 14.51%
iShares MSCI ACWI ex US ETF	260,981	12,106,909
iShares MSCI EAFE ETF	325,720	21,458,434
		33,565,343
Emerging Markets - 4.01%
EGShares Emerging Markets Consumer ETF	57,500	1,570,325
Guggenheim Frontier Markets ETF	71,354	1,232,284
iShares Core MSCI Emerging Markets ETF	48,650	2,463,636
iShares MSCI Frontier 100 ETF	43,979	1,424,040

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Emerging Markets - 4.01% (continued)
iShares MSCI Mexico Capped ETF	16,800	$ 1,098,048
WisdomTree Emerging Markets SmallCap Dividend Fund	30,700	1,482,810
		9,271,143
Global Equity - 0.81%
iShares Global Energy ETF	44,000	1,882,320

Inverse Equity - 0.80%
ProShares Short S&P500 *	69,500	1,856,345

Large Cap Core - 16.56%
iShares Core S&P 500 ETF	33,520	5,922,984
Market Vectors Wide Moat ETF	27,800	764,778
SPDR Industrial Select Sector Fund	116,200	5,649,644
SPDR Materials Select Sector Fund	27,000	1,181,790
SPDR S&P 500 ETF Trust	34,350	6,036,325
Vanguard Health Care ETF	46,000	4,440,840
Vanguard Large-Cap ETF	100,090	8,084,269
Vanguard Total Stock Market ETF	68,280	6,240,109
		38,320,739
Large Cap Growth - 15.46%
iShares North American Tech-Software ETF	40,000	3,051,600
iShares Russell 1000 Growth ETF	55,090	4,494,793
PowerShares QQQ Trust Series 1	149,170	12,349,784
SPDR Technology Select Sector Fund	122,100	4,108,665
Vanguard Growth ETF	83,310	7,348,775
Vanguard Information Technology ETF	52,800	4,416,720
		35,770,337
Large Cap Value - 10.52%
SPDR Dow Jones Industrial Average ETF Trust	77,521	12,038,236
SPDR Energy Select Sector Fund	98,180	8,481,770
SPDR Financial Select Sector Fund	186,250	3,829,300
		24,349,306
Preferred Security - 0.44%
iShares U.S. Preferred Stock ETF	26,260	1,003,132

Small/Mid Cap Core - 7.33%
iShares Russell Mid-Cap ETF	17,880	2,574,184
SPDR S&P MidCap 400 ETF Trust	35,960	8,433,339
Vanguard Small-Cap ETF	56,350	5,959,013
		16,966,536

Total Equity Funds (cost $141,439,532)		167,397,864

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Allocation Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 2.86%
Short-Term Cash - 2.86%
Federated Prime Cash Obligations Fund	6,609,797	$ 6,609,797
Total Money Market Funds (cost $6,609,797)		6,609,797

Total Investments (cost $204,935,280) - 100.23%		$ 231,909,506
Other Assets Less Liabilities - Net - (0.23)%		(522,259)
NET ASSETS - 100.00%		$ 231,387,247

* Non-income producing security.

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund
October 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 14.82%
Intermediate/Long-Term Bonds - 0.32%
iShares National AMT-Free Muni Bond ETF	5,000	$ 527,450

International Bond - 1.08%
iShares JP Morgan USD Emerging Markets Bond ETF	16,000	1,781,600

High Yield Bonds - 3.28%
PowerShares Senior Loan Portfolio	219,000	5,437,770

Short-Term Bonds - 10.14%
iShares 1-3 Year Treasury Bond ETF	56,000	4,732,560
PIMCO Enhanced Short Maturity ETF	66,000	6,700,320
SPDR Barclays Short Term High Yield Bond ETF	142,000	4,382,120
SPDR Nuveen Barclays Short Term Municipal Bond ETF	40,000	972,000
		16,787,000

Total Bond Funds (cost $24,659,470)		24,533,820

Equity Funds - 84.34%
Commodity Funds - 2.84%
PowerShares DB Commodity Index Tracking Fund *	150,000	3,862,500
PowerShares DB Oil Fund *	31,000	838,550
		4,701,050
Developed International - 14.81%
db X-trackers MSCI EAFE Hedged Equity Fund	50,000	1,331,500
iShares MSCI All Country World Minimum Volatility ETF	14,000	899,500
iShares MSCI Canada ETF	60,000	1,762,200
iShares MSCI EAFE ETF	132,000	8,696,160
iShares MSCI EAFE Minimum Volatility ETF	17,000	1,055,020
iShares MSCI EMU ETF	132,000	5,250,960
iShares MSCI Germany ETF	39,000	1,144,650
iShares MSCI Singapore ETF	73,000	1,008,130
iShares MSCI United Kingdom ETF	52,000	1,058,200
WisdomTree International SmallCap Dividend Fund	37,000	2,298,440
		24,504,760
Emerging Markets - 4.71%
Guggenheim China Small Cap ETF	35,000	898,450
iShares Core MSCI Emerging Markets ETF	64,000	3,240,960
iShares MSCI Emerging Markets Minimum Volatility ETF	30,000	1,807,500
iShares MSCI Emerging Markets Small-Cap ETF	15,000	732,300
iShares MSCI Taiwan ETF	77,000	1,117,270
		7,796,480

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Global Equity - 7.14%
iShares Global Energy ETF	69,000	$ 2,951,820
iShares Global Healthcare ETF	22,000	1,818,740
iShares Global Industrials ETF	45,000	3,057,750
iShares Global Tech ETF	51,000	3,986,160
		11,814,470
Large Cap Core - 11.76%
Guggenheim Russell Top 50 Mega Cap ETF	29,500	3,642,176
iShares Core S&P 500 ETF	12,000	2,120,400
iShares S&P 100 ETF	48,000	3,769,920
iShares U.S. Healthcare ETF	32,000	3,544,640
iShares U.S. Industrials ETF	56,000	5,285,840
Vanguard Materials ETF	11,000	1,091,750
		19,454,726
Large Cap Growth - 22.56%
iShares North American Tech ETF	17,000	1,411,510
iShares North American Tech-Software ETF	76,000	5,798,040
iShares Russell 1000 Growth ETF	256,000	20,887,040
iShares S&P 500 Growth ETF	29,000	2,713,820
Vanguard Mega Cap Growth ETF	95,000	6,521,750
		37,332,160
Large Cap Value - 11.55%
iShares Morningstar Large-Cap Value ETF	15,000	1,149,000
iShares Russell 1000 Value ETF	67,000	6,028,660
iShares S&P 500 Value ETF	36,000	2,943,000
iShares U.S. Financials ETF	56,000	4,253,200
SPDR Dow Jones Industrial Average ETF Trust	10,000	1,552,900
SPDR Energy Select Sector Fund	37,000	3,196,430
		19,123,190
Preferred Security - 0.69%
iShares U.S. Preferred Stock ETF	30,000	1,146,000

Small/Mid Cap Growth - 4.42%
iShares Russell 2000 Growth ETF	29,000	3,710,840
iShares Russell Mid-Cap Growth ETF	36,000	2,887,560
iShares U.S. Medical Devices ETF	8,000	715,280
		7,313,680
Small/Mid Cap Value - 3.86%
Alerian MLP ETF	100,000	1,787,000
Guggenheim S&P 500 Pure Value ETF	48,000	2,234,976
iShares U.S. Insurance ETF	53,000	2,374,400
		6,396,376

Total Equity Funds (cost $112,335,536)		139,582,892

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value

Money Market Funds - 1.13%
Short-Term Cash - 1.13%
Federated Prime Cash Obligations Fund	1,864,843	$ 1,864,843
Total Money Market Funds (cost $1,864,843)		1,864,843

Total Investments (cost $138,859,849) - 100.29%		$ 165,981,555
Other Assets Less Liabilities - Net - (0.29)%		(484,772)
NET ASSETS - 100.00%		$ 165,496,783

* Non-income producing security.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund
October 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 33.73%
Intermediate/Long-Term Bonds - 9.73%
iShares 3-7 Year Treasury Bond ETF +	35,000	$ 4,264,400
iShares Floating Rate Bond ETF	157,000	7,961,470
iShares Intermediate Credit Bond ETF +	76,000	8,278,680
SPDR Blackstone / GSO Senior Loan ETF	85,000	4,262,750
		24,767,300
High Yield Bonds - 4.88%
iShares iBoxx $ High Yield Corporate Bond ETF	39,000	3,642,600
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	41,000	4,348,870
PowerShares Senior Loan Portfolio	178,000	4,419,740
		12,411,210
Short-Term Bonds - 19.12%
iShares 1-3 Year Credit Bond ETF	113,000	11,914,720
iShares 1-3 Year Treasury Bond ETF +	283,000	23,916,330
iShares Short Treasury Bond ETF	18,000	1,984,320
PIMCO Enhanced Short Maturity ETF +	107,000	10,862,640
		48,678,010

Total Bond Funds (cost $85,753,095)		85,856,520

Equity Funds - 65.44%
Currency - 0.22%
PowerShares DB US Dollar Index Bullish Fund *	26,000	562,120

Developed International - 12.38%
db X-trackers MSCI EAFE Hedged Equity Fund	50,000	1,331,500
iShares International Select Dividend ETF	83,000	3,154,830
iShares MSCI All Country World Minimum Volatility ETF +	60,000	3,855,000
iShares MSCI Canada ETF	64,000	1,879,680
iShares MSCI EAFE Minimum Volatility ETF	58,000	3,599,480
iShares MSCI EMU ETF	213,000	8,473,140
iShares MSCI Italy Capped ETF	68,000	1,064,880
iShares MSCI Japan Small-Cap ETF	13,000	714,871
iShares MSCI Singapore ETF	48,000	662,880
iShares MSCI United Kingdom ETF	14,000	284,900
Vanguard FTSE Europe ETF	5,000	283,900
Vanguard FTSE Pacific ETF	25,000	1,543,000
WisdomTree International SmallCap Dividend Fund	75,000	4,659,000
		31,507,061
Emerging Markets - 9.16%
EGShares Emerging Markets Consumer ETF	76,000	2,075,560
Guggenheim China Small Cap ETF	10,000	256,700
iShares Core MSCI Emerging Markets ETF	49,000	2,481,360

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Emerging Markets - 9.16% (continued)
iShares MSCI All Country Asia ex Japan ETF	95,000	$ 5,719,950
iShares MSCI Emerging Markets Minimum Volatility ETF	133,000	8,013,250
iShares MSCI Emerging Markets Small-Cap ETF	71,000	3,466,220
iShares MSCI Taiwan ETF	90,000	1,305,900
		23,318,940
Global Equity - 3.34%
iShares Global Energy ETF	41,000	1,753,980
iShares Global Healthcare ETF	27,000	2,232,090
iShares Global Industrials ETF	43,000	2,921,850
PowerShares Global Listed Private Equity Portfolio	132,000	1,597,200
		8,505,120
Large Cap Core - 14.70%
iShares Morningstar Large-Cap ETF	75,000	7,789,500
iShares MSCI USA Momentum Factor ETF	16,000	908,480
iShares S&P 100 ETF	138,000	10,838,520
iShares U.S. Healthcare ETF	81,000	8,972,370
iShares U.S. Industrials ETF	36,000	3,398,040
PowerShares S&P 500 High Quality Portfolio	257,000	5,038,485
Vanguard Industrials ETF	5,000	468,350
		37,413,745
Large Cap Growth - 11.08%
iShares Morningstar Large-Cap Growth ETF	76,000	7,179,720
iShares MSCI USA Quality Factor ETF	6,000	319,500
iShares North American Tech-Software ETF	29,000	2,212,410
iShares S&P 500 Growth ETF	135,000	12,633,300
iShares U.S. Oil Equipment & Services ETF	9,000	594,720
Vanguard Information Technology ETF	16,000	1,338,400
Vanguard Mega Cap Growth ETF	57,000	3,913,050
		28,191,100
Large Cap Value - 6.74%
iShares High Dividend ETF	79,000	5,507,959
iShares Morningstar Large-Cap Value ETF	59,000	4,519,400
iShares MSCI USA Minimum Volatility ETF	80,000	2,784,800
iShares U.S. Telecommunications ETF	90,000	2,638,800
SPDR S&P Regional Banking ETF	46,000	1,718,100
		17,169,059
Preferred Security - 1.25%
iShares U.S. Preferred Stock ETF	83,000	3,170,600

Small/Mid Cap Core - 0.55%
PowerShares S&P SmallCap Industrials Portfolio	33,000	1,402,500

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Small/Mid Cap Growth - 3.78%
iShares North American Tech-Multimedia Networking ETF	62,000	$ 1,855,660
iShares Russell Mid-Cap Growth ETF	13,000	1,042,730
iShares U.S. Medical Devices ETF	29,000	2,592,890
PowerShares S&P SmallCap Information Technology Portfolio	47,000	1,962,250
SPDR S&P Capital Markets ETF	48,000	2,179,680
		9,633,210
Small/Mid Cap Value - 2.24%
Guggenheim S&P 500 Pure Value ETF	33,000	1,536,546
iShares Russell Mid-Cap Value ETF	23,000	1,465,100
SPDR S&P Insurance ETF	45,000	2,691,450
		5,693,096

Total Equity Funds (cost $140,138,072)		166,566,551

Money Market Funds - 1.39%
Short-Term Cash - 1.39%
Federated Prime Cash Obligations Fund	3,556,652	3,556,652
Total Money Market Funds (cost $3,556,652)		3,556,652

Total Investments (cost $229,447,819) - 100.56%		$ 255,979,723
Other Assets Less Liabilities - Net - (0.56)%		(1,435,294)
NET ASSETS - 100.00%		$ 254,544,429

	Shares	Value
Securities Sold Short *
Developed International
iShares MSCI France ETF	63,000	$ 1,757,700

Small/Mid Cap Core
iShares Russell 2000 ETF	5,000	546,150

Real Estate
iShares US Real Estate ETF	5,000	330,850

Large Cap Core
SPDR Consumer Staples Select Sector Fund	31,000	1,965,710

Total Securities Sold Short (proceeds $4,085,595)		$ 4,600,410

* Non-income producing security.
+ All or part of the security was held as collateral for securities sold short as of October 31, 2013.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Continued)
October 31, 2013 (Unaudited)

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund
October 31, 2013 (Unaudited)
	Shares	Value
Equity Funds - 98.43%
Developed International - 8.88%
iShares MSCI EAFE ETF +	113,200	$ 7,457,616
iShares MSCI Germany ETF	19,300	566,455
WisdomTree Japan Hedged Equity Fund	5,000	238,400
		8,262,471
Emerging Markets - 1.64%
iShares MSCI Emerging Markets ETF +	36,000	1,528,560

Inverse Equity - 32.15%
ProShares Short Dow30 *	207,600	5,814,876
ProShares Short Russell2000 *	122,000	2,193,560
ProShares Short S&P500 * +	819,900	21,899,529
		29,907,965
Large Cap Core - 19.65%
iShares Core S&P 500 ETF +	26,300	4,647,210
SPDR Industrial Select Sector Fund +	20,100	977,262
SPDR S&P 500 ETF Trust +	72,000	12,652,560
		18,277,032
Large Cap Growth - 6.64%
Powershares QQQ Trust Series 1 +	63,850	5,286,142
SPDR Technology Select Sector Fund	26,500	891,725
		6,177,867
Large Cap Value - 21.83%
SPDR Dow Jones Industrial Average ETF Trust +	97,575	15,152,422
SPDR Energy Select Sector Fund +	51,200	4,423,168
SPDR S&P Bank ETF	23,500	733,905
		20,309,495
Real Estate - 0.36%
iShares U.S. Real Estate ETF +	5,000	330,850

Small/Mid Cap Core - 7.28%
iShares Russell 2000 ETF +	39,000	4,259,970
SPDR S&P MidCap 400 ETF Trust +	10,700	2,509,364
		6,769,334

Total Equity Funds (cost $91,635,649)		91,563,574

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Money Market Funds - 2.96%
Short-Term Cash - 2.96%
Federated Prime Cash Obligations Fund	2,750,512	$ 2,750,512
Total Money Market Funds (cost $2,750,512)		2,750,512

Total Investments (cost $94,386,161) - 101.39%		$ 94,314,086
Other Assets Less Liabilities - Net - (1.39)%		(1,296,548)
NET ASSETS - 100.00%		$ 93,017,538

* Non-income producing security.
+ Subject to written options.
The market value of securities held to cover written call options at October 31, 2013 was $41,179,283.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
iShares Core S&P 500 ETF Call	50	$ 1,250
November 2013, Exercise Price $180
iShares Core S&P 500 ETF Call	75	1,125
November 2013, Exercise Price $181
iShares MSCI EAFE ETF Call	230	460
November 2013, Exercise Price $69
iShares MSCI EAFE ETF Call	141	141
November 2013, Exercise Price $70
iShares MSCI EAFE ETF Call	115	575
December 2013, Exercise Price $71
iShares MSCI Emerging Markets ETF Call	100	200
November 2013, Exercise Price $46
iShares Russell 2000 ETF Call	100	300
November 2013, Exercise Price $115
iShares Russell 2000 ETF Call	40	280
November 2013, Exercise Price $114

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2013 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Russell 2000 ETF Call	100	$ 200
November 2013, Exercise Price $116
iShares US Real Estate ETF Call	50	50
November 2013, Exercise Price $70
Powershares QQQ Trust Series 1 Call	75	2,625
November 2013, Exercise Price $84
Powershares QQQ Trust Series 1 Call	150	1,950
November 2013, Exercise Price $85
Powershares QQQ Trust Series 1 Call	100	600
November 2013, Exercise Price $86
ProShares Short S&P500 Call	800	2,000
November 2013, Exercise Price $29
SPDR Dow Jones Industrial Average ETF Trust Call	100	1,700
November 2013, Exercise Price $159
SPDR Dow Jones Industrial Average ETF Trust Call	150	1,200
November 2013, Exercise Price $160
SPDR Dow Jones Industrial Average ETF Trust Call	250	1,000
November 2013, Exercise Price $161
SPDR Dow Jones Industrial Average ETF Trust Call	100	2,100
December 2013, Exercise Price $164
SPDR Dow Jones Industrial Average ETF Trust Call	100	900
December 2013, Exercise Price $165
SPDR Dow Jones Industrial Average ETF Trust Call	100	600
December 2013, Exercise Price $166
SPDR Energy Select Sector Fund Call	100	500
November 2013, Exercise Price $90
SPDR Energy Select Sector Fund Call	100	400
November 2013, Exercise Price $91
SPDR Industrial Select Sector Fund Call	20	840
November 2013, Exercise Price $49
SPDR Industrial Select Sector Fund Call	40	400
November 2013, Exercise Price $50
SPDR S&P 500 ETF Trust Call	75	4,725
November 2013, Exercise Price $178
SPDR S&P 500 ETF Trust Call	75	2,625
November 2013, Exercise Price $179

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Enhanced Income Fund (Continued)
October 31, 2013 (Unaudited)
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P 500 ETF Trust Call	155	$ 2,945
November 2013, Exercise Price $180
SPDR S&P 500 ETF Trust Call	150	900
November 2013, Exercise Price $182
SPDR S&P 500 ETF Trust Call	150	600
November 2013, Exercise Price $183
SPDR S&P 500 ETF Trust Call	40	1,120
December 2013, Exercise Price $185
SPDR S&P 500 ETF Trust Call	75	1,650
December 2013, Exercise Price $186
SPDR S&P MidCap 400 ETF Trust Call	20	200
November 2013, Exercise Price $245
Total Call Options Written (proceeds $48,860)		$ 36,161

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund
October 31, 2013 (Unaudited)
	Shares	Value
Bond Funds - 74.36%
High Yield Bonds - 16.86%
iShares iBoxx $ High Yield Corporate Bond ETF	105,080	$ 9,814,472
Peritus High Yield ETF	27,700	1,442,339
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	51,295	5,440,861
PowerShares Senior Loan Portfolio	434,800	10,796,084
		27,493,756
Intermediate/Long-Term Bonds - 33.46%
iShares 3-7 Year Treasury Bond ETF	25,000	3,046,000
iShares Agency Bond ETF	3,275	365,883
iShares Core Total US Bond Market ETF	90,626	9,781,264
iShares Credit Bond ETF	33,450	3,626,649
iShares Floating Rate Bond ETF	41,075	2,082,913
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,725	3,654,720
iShares Intermediate Credit Bond ETF	90,380	9,845,093
iShares MBS ETF	5,475	582,814
iShares National AMT-Free Muni Bond ETF	24,775	2,613,515
PIMCO Total Return ETF	26,700	2,846,220
SPDR Blackstone / GSO Senior Loan ETF	40,000	2,006,000
Vanguard Intermediate-Term Corporate Bond ETF	66,525	5,604,066
Vanguard Mortgage-Backed Securities ETF	29,000	1,500,750
Vanguard Total Bond Market ETF	85,885	6,991,039
		54,546,926
International Bond - 4.67%
iShares 1-3 Year International Treasury Bond ETF	5,600	535,136
iShares Emerging Markets Local Currency Bond ETF	52,400	2,636,768
SPDR DB International Government Inflation-Protected Bond ETF	73,675	4,450,707
		7,622,611
Short-Term Bonds - 19.37%
Guggenheim BulletShares 2014 Corporate Bond ETF	209,530	4,465,084
iShares 1-3 Year Treasury Bond ETF	17,400	1,470,474
iShares Short-Term National AMT-Free Muni Bond ETF	16,450	1,748,306
PIMCO 1-5 Year U.S. TIPS Index ETF	30,000	1,595,400
PIMCO Enhanced Short Maturity ETF	59,415	6,031,811
SPDR Barclays Short Term High Yield Bond ETF	246,475	7,606,218
SPDR Nuveen Barclays Short Term Municipal Bond ETF	89,998	2,186,951
Vanguard Short-Term Corporate Bond ETF	80,875	6,477,279
		31,581,523

Total Bond Funds (cost $120,709,773)		121,244,816

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Equity Funds - 12.33%
Currency - 1.17%
PowerShares DB US Dollar Index Bullish Fund *	88,000	$ 1,902,560

Developed International - 1.14%
iShares MSCI EAFE ETF	14,500	955,260
iShares MSCI EAFE Value ETF	16,000	905,280
		1,860,540
Inverse Bond - 0.02%
ProShares UltraShort 20+ Year Treasury *	500	36,480

Inverse Equity - 1.57%
ProShares Short S&P500 *	96,000	2,564,160

Large Cap Core - 1.99%
Guggenheim Multi-Asset Income ETF	45,000	1,117,800
iShares Core S&P 500 ETF	12,000	2,120,400
		3,238,200
Large Cap Value - 2.82%
PowerShares S&P 500 Low Volatility Portfolio	113,400	3,688,902
Vanguard High Dividend Yield ETF	15,000	903,300
		4,592,202
Preferred Security - 3.62%
iShares U.S. Preferred Stock ETF	61,775	2,359,805
PowerShares Financial Preferred Portfolio	134,461	2,320,797
PowerShares Preferred Portfolio	88,700	1,223,173
		5,903,775

Total Equity Funds (cost $20,107,529)		20,097,917

	Principal ($)
U.S. Government and Agency Obligations - 11.82%
Federal Home Loan Bank, 2.90%, due 4/20/17	$ 242,705	251,588
FGLMC, 4.50%, due 2/1/41	532,330	569,178
FGLMC, 5.50%, due 6/1/34	444,355	482,269
FGLMC, 6.00%, due 5/1/37	244,825	266,956
FGLMC, 6.50%, due 4/1/39	370,241	416,799
FNCL, 3.50%, due 12/1/30	463,154	473,768
FNCL, 3.50%, due 7/1/32	836,082	863,630
FNCL, 4.00%, due 2/1/40	449,667	473,705
FNCL, 4.00%, due 10/1/40	440,698	464,449

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Flexible Income Fund (Continued)
October 31, 2013 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 11.82% (continued)
FNCL, 4.00%, due 6/1/41	$ 689,719	$ 726,890
FNCL, 4.00%, due 9/1/41	976,898	1,029,624
FNCL, 4.00%, due 12/1/41	561,786	592,107
FNCL, 5.00%, due 11/1/39	568,493	618,150
FNCL, 5.00%, due 2/1/40	976,050	1,065,715
FNCL, 5.50%, due 12/1/39	429,789	469,180
FNCL, 5.50%, due 4/1/40	579,972	635,830
FNCL, 6.00%, due 12/1/35	638,336	701,413
FNCL, 6.00%, due 12/1/38	265,941	290,560
FNMA, 2.00%, due 8/28/20	1,000,000	973,091
Freddie Mac, 2.00%, due 3/12/20	1,000,000	973,115
Freddie Mac, 5.40%, due 3/17/21	750,000	829,699
GNMA, 3.50%, due 7/16/39	362,470	382,221
GNMA, 4.00%, due 2/20/39	686,510	723,893
United States Treasury Note, 2.625%, due 4/30/16	1,000,000	1,054,375
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,822,655
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,128,516
Total U.S. Government and Agency Obligations (cost $18,756,535)		19,279,376

Money Market Funds - 1.60%
Short-Term Cash - 1.60%
Federated Prime Cash Obligations Fund	2,604,105	2,604,105
Total Money Market Funds (cost $2,604,105)		2,604,105

Total Investments (cost $162,177,942) - 100.11%		$ 163,226,214
Other Assets Less Liabilities - Net - (0.11)%		(182,157)
NET ASSETS - 100.00%		$ 163,044,057

* Non-income producing security.

DB - Deutsche Bank
ETF - Exchange Traded Fund
MBS - Mortgage Backed Security
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund
October 31, 2013 (Unaudited)
	Shares	Value
Equity Funds - 97.19%
Commodity Funds - 1.08%
PowerShares DB Precious Metals Fund *	23,000	$ 1,002,340

Emerging Markets - 0.53%
iShares MSCI Poland Capped ETF	16,000	493,920

Developed International - 12.30%
iShares International Select Dividend ETF	147,000	5,587,470
iShares MSCI Ireland Capped ETF	50,000	1,728,000
WisdomTree Europe SmallCap Dividend Fund	77,000	4,129,510
		11,444,980
Global Equity - 4.16%
PowerShares Global Listed Private Equity Portfolio	320,000	3,872,000

Large Cap Core - 20.95%
Guggenheim Multi-Asset Income ETF	76,000	1,887,840
Guggenheim S&P 500 Equal Weight ETF	100,000	6,799,000
Market Vectors Wide Moat ETF	212,000	5,832,120
ProShares Large Cap Core Plus	46,000	3,841,460
SPDR Materials Select Sector Fund	26,000	1,138,020
		19,498,440
Large Cap Growth - 16.07%
First Trust Dow Jones Internet Index Fund *	93,000	5,077,800
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	47,000	1,567,450
iShares PHLX Semiconductor ETF	49,000	3,374,630
Market Vectors Gaming ETF	29,000	1,442,170
Powershares Dynamic Pharmaceuticals Portfolio	73,000	3,495,970
		14,958,020
Small/Mid Cap Core - 8.72%
Guggenheim Spin-Off ETF	97,000	4,209,800
Powershares Dynamic Food & Beverage Portfolio	108,000	2,812,320
TrimTabs Float Shrink ETF	24,000	1,090,800
		8,112,920
Small/Mid Cap Growth - 14.20%
First Trust US IPO Index Fund	48,000	2,042,880
iShares U.S. Medical Devices ETF	39,000	3,486,990
PowerShares DWA SmallCap Momentum Portfolio	44,000	1,637,240
Powershares Dynamic Leisure & Entertainment Portfolio	72,000	2,383,200
SPDR S&P Oil & Gas Equipment & Services ETF	83,000	3,669,430
		13,219,740

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Select Appreciation Fund (Continued)
October 31, 2013 (Unaudited)
	Shares	Value
Small/Mid Cap Value - 16.59%
Guggenheim Shipping ETF	72,000	$ 1,427,040
Guggenheim Timber ETF	167,000	4,200,050
iShares U.S. Insurance ETF	123,000	5,510,400
PowerShares Dynamic Market Portfolio	67,000	4,306,392
		15,443,882
Other - 2.59%
WisdomTree Managed Futures Strategy Fund *	58,000	2,406,420

Total Equity Funds (cost $76,355,850)		90,452,662

Money Market Funds - 3.11%
Short-Term Cash - 3.11%
Federated Prime Cash Obligations Fund	2,897,482	2,897,482
Total Money Market Funds (cost $2,897,482)		2,897,482

Total Investments (cost $79,253,332) - 100.30%		$ 93,350,144
Other Assets Less Liabilities - Net - (0.30)%		(280,973)
NET ASSETS - 100.00%		$ 93,069,171

* Non-income producing security.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Shelter Fund
October 31, 2013 (Unaudited)
	Shares	Value
Equity Funds - 98.37%
Emerging Markets - 1.96%
iShares MSCI Emerging Markets ETF	23,970	$ 1,017,766

Developed International - 10.69%
iShares MSCI EAFE ETF	84,140	5,543,143

Large Cap Core - 4.00%
iShares Core S&P 500 ETF	11,725	2,071,808

Large Cap Growth - 33.50%
iShares S&P 500 Growth ETF	95,885	8,972,918
Vanguard Growth ETF	95,255	8,402,444
		17,375,362
Large Cap Value - 38.52%
iShares S&P 500 Value ETF	107,550	8,792,212
PowerShares S&P 500 Low Volatility Portfolio	79,700	2,592,641
Vanguard Value ETF	117,720	8,592,383
		19,977,236
Small/Mid Cap Core - 9.70%
iShares Core S&P Mid-Cap ETF	23,715	3,048,326
iShares Russell 2000 ETF	18,160	1,983,617
		5,031,943

Total Equity Funds (cost $46,912,809)		51,017,258

Money Market Funds - 2.50%
Short-Term Cash - 2.50%
Federated Prime Cash Obligations Fund	1,299,902	1,299,902
Total Money Market Funds (cost $1,299,902)		1,299,902

Total Investments (cost $48,212,711) - 100.87%		$ 52,317,160
Other Assets Less Liabilities - Net - (0.87)%		(453,416)
NET ASSETS - 100.00%		$ 51,863,744

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)
October 31, 2013
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$ 406,178,749	$ 274,253,942	$ 204,935,280	$ 138,859,849	$ 229,447,819
Investments in securities, at value	$ 484,828,846	$ 299,529,606	$ 231,909,506	$ 165,981,555	$ 255,979,723
Deposit with broker	-	-	-	-	3,915,513
Receivable for securities sold	-	-	-	-	221,372
Receivable for fund shares sold	143,282	141,409	90,732	68,503	120,524
Interest and dividends receivable	10,165	47,943	49,592	5,509	22,757
Receivable for Advanced Commissions	5	-	-	-	-
Prepaid expenses and other assets	26,260	37,137	63,851	23,627	21,545
Total Assets	485,008,558	299,756,095	232,113,681	166,079,194	260,281,434
Liabilities:
Payable for securities purchased	-	-	-	-	248,310
Securities sold short, at value (Proceeds - $0,
$0, $0, $0, $4,085,595, respectively (Note 2)	-	-	-	-	4,600,410
Payable for fund shares redeemed	1,149,935	618,491	504,338	423,429	651,896
Accrued advisory fees	392,719	233,787	171,412	119,426	195,422
Fees payable to other affiliates	56,881	30,251	36,965	24,882	25,993
Accrued distribution (12b-1) fees	2,269	-	-	-	-
Call options written, at fair value (premiums
received $0, $0, $0, $0, $0)	-	-	-	-	-
Accrued expenses and other liabilities	6,855	17,202	13,719	14,674	14,974
Total Liabilities	1,608,659	899,731	726,434	582,411	5,737,005
Net Assets	$ 483,399,899	$ 298,856,364	$ 231,387,247	$ 165,496,783	$ 254,544,429
Net Assets:
Paid in capital	$ 416,141,874	$ 253,966,189	$ 187,651,187	$ 130,996,908	$ 207,973,119
Undistributed net investment income	5,352,865	4,420,498	4,281,683	1,191,461	1,170,989
Accumulated net realized gain (loss)
on investments, securities sold short,
and written options	(16,744,937)	15,194,013	12,480,151	6,186,708	19,383,232
Net unrealized appreciation (depreciation)
on investments, securities sold short,
and written options	78,650,097	25,275,664	26,974,226	27,121,706	26,017,089
Net Assets	$ 483,399,899	$ 298,856,364	$ 231,387,247	$ 165,496,783	$ 254,544,429
Class C Shares:
Net assets	$ 2,710,224	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)*	$ 15.68	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	172,814	-	-	-	-

Class N Shares:
Net assets	$ 480,689,675	$ 298,856,364	$ 231,387,247	$ 165,496,783	$ 254,544,429
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 16.73	$ 11.26	$ 11.59	$ 12.90	$ 11.21
Total shares outstanding at end of period	28,730,873	26,545,436	19,968,355	12,825,901	22,712,575
* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2013
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$ 94,386,161	$ 162,177,942	$ 79,253,332	$ 48,212,711
Investments in securities, at value	$ 94,314,086	$ 163,226,214	$ 93,350,144	$ 52,317,160
Deposit with broker	-	-	-	-
Receivable for securities sold	-	-	-	-
Receivable for fund shares sold	46,795	139,845	21,663	258,468
Interest and dividends receivable	16,624	178,111	88	19
Receivable for Advanced Commissions	-	-	-	-
Prepaid expenses and other assets	37,986	35,821	46,197	2,984
Total Assets	94,415,491	163,579,991	93,418,092	52,578,631
Liabilities:
Payable for securities purchased	1,062,960	-	-	517,937
Securities sold short, at value (Proceeds
$0, $0, $0, $0, respectively (Note 2)	-	-	-	-
Payable for fund shares redeemed	215,962	428,459	253,839	124,767
Accrued advisory fees	46,506	66,023	62,005	30,100
Fees payable to other affiliates	28,896	31,333	20,937	32,706
Accrued distribution (12b-1) fees	-	-	-	-
Call options written, at fair value (premiums
received $48,860, $0, $0, $0)	36,161	-	-	-
Accrued expenses and other liabilities	7,468	10,119	12,140	9,377
Total Liabilities	1,397,953	535,934	348,921	714,887
Net Assets	$ 93,017,538	$ 163,044,057	$ 93,069,171	$ 51,863,744
Net Assets:
Paid in capital	$ 93,129,001	$ 159,763,944	$ 65,654,167	$ 48,773,236
Undistributed net investment income (loss)	(114,874)	323,590	588,636	359,574
Accumulated net realized gain (loss)
on investments, securities sold short,
and written options	62,787	1,908,251	12,729,556	(1,373,515)
Net unrealized appreciation (depreciation)
on investments, securities sold short,
and written options	(59,376)	1,048,272	14,096,812	4,104,449
Net Assets	$ 93,017,538	$ 163,044,057	$ 93,069,171	$ 51,863,744
Class C Shares:
Net assets	$ -	$ -	$ -	$ -
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ -	$ -	$ -	$ -
Total shares outstanding at end of period	-	-	-	-

Class N Shares:
Net assets	$ 93,017,538	$ 163,044,057	$ 93,069,171	$ 51,863,744
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial
interest outstanding)	$ 10.75	$ 10.47	$ 14.88	$ 11.52
Total shares outstanding at end of period	8,649,842	15,576,515	6,256,661	4,501,156

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2013
			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 723	$ 987	$ 688	$ 531	$ 693
Dividend income	4,736,366	3,429,312	2,363,225	1,619,627	2,653,782
Total investment income	4,737,089	3,430,299	2,363,913	1,620,158	2,654,475
Expenses:
Investment advisory fees	2,402,374	1,511,054	1,147,758	821,459	1,258,501
Administration fees	172,689	129,636	106,824	80,938	115,963
Dividends on securities sold short	-	-	-	-	53,566
Accounting fees	111,433	31,152	27,488	24,346	28,716
Transfer agent fees	24,824	87,549	96,273	71,102	82,810
Registration & filing fees	23,080	12,892	15,956	12,602	13,205
Professional fees	21,888	15,248	12,444	10,484	13,415
Custodian fees	19,057	11,618	8,891	6,524	9,691
Distribution fees (12b-1) - Class C Shares	14,426	-	-	-	-
Insurance expense	11,929	8,207	6,048	4,980	7,208
Printing and postage expense	11,836	8,597	8,146	5,926	7,342
Chief compliance officer fees	8,930	5,548	4,182	3,276	4,677
Trustees' fees	5,113	5,880	7,798	5,611	5,688
Interest expense	-	-	-	-	70,023
Miscellaneous fees and expenses	34,013	23,319	23,375	16,956	20,166
Total expenses before waivers	2,861,592	1,850,700	1,465,183	1,064,204	1,690,971
Expenses waived	(84,281)	(113,010)	(144,910)	(119,500)	(119,679)
Net Expenses	2,777,311	1,737,690	1,320,273	944,704	1,571,292
Net Investment Income	1,959,778	1,692,609	1,043,640	675,454	1,083,183
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	16,122,048	3,240,006	10,378,045	6,215,309	4,489,638
Securities sold short	-	-	-	-	(40,589)
Options written	-	-	-	-	-
Total net realized gain (loss)	16,122,048	3,240,006	10,378,045	6,215,309	4,449,049
Net change in unrealized appreciation
(depreciation) on investments	20,650,697	3,580,982	2,371,059	5,242,804	5,468,111
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-	(442,792)
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	-	-
Net Realized and Unrealized Gain (Loss)
on Investments	36,772,745	6,820,988	12,749,104	11,458,113	9,474,368
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 38,732,523	$ 8,513,597	$ 13,792,744	$ 12,133,567	$ 10,557,551

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2013
	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$ 168	$ 244,186	$ 465	$ 131
Dividend income	604,570	2,197,235	803,646	457,219
Total investment income	604,738	2,441,421	804,111	457,350
Expenses:
Investment advisory fees	434,671	534,332	453,302	232,533
Administration fees	52,984	83,091	49,986	42,353
Dividends on securities sold short	-	-	-	-
Accounting fees	20,629	24,183	20,156	12,066
Transfer agent fees	90,217	94,877	47,897	11,206
Registration & filing fees	12,214	12,257	12,367	11,550
Professional fees	8,267	10,881	8,109	5,747
Custodian fees	3,600	6,425	3,475	1,613
Distribution fees (12b-1) - Class C Shares	-	-	-	-
Insurance expense	2,872	4,421	2,472	531
Printing and postage expense	8,606	6,028	3,924	1,628
Chief compliance officer fees	1,822	3,129	1,704	954
Trustees' fees	6,762	7,414	8,315	5,113
Interest expense	-	-	-	-
Miscellaneous fees and expenses	16,956	15,089	10,613	5,283
Total expenses before waivers	659,600	802,127	622,320	330,577
Expenses waived	(152,627)	(144,602)	(100,894)	(62,900)
Net Expenses	506,973	657,525	521,426	267,677
Net Investment Income	97,765	1,783,896	282,685	189,673
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on:
Investments	3,715,458	(96,351)	402,247	1,762,145
Securities sold short	-	-	-	-
Options written	(67,472)	-	-	-
Total net realized gain (loss)	3,647,986	(96,351)	402,247	1,762,145
Net change in unrealized appreciation
(depreciation) on investments	(1,149,867)	(4,528,802)	8,966,388	1,989,388
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	(17,166)	-	-	-
Net Realized and Unrealized Gain (Loss)
on Investments	2,480,953	(4,625,153)	9,368,635	3,751,533
Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 2,578,718	$ (2,841,257)	$ 9,651,320	$ 3,941,206

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2013	Year Ended	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,959,778	$ 3,475,451	$ 1,692,609	$ 5,115,086
Net realized gain (loss) on investments	16,122,048	65,673,776	3,240,006	34,829,540
Net realized gain (loss) on securities sold short	-	-	-	-
Net realized gain (loss) on options written	-	-	-	69,808
Distributions of realized gains
by underlying investment companies	-	-	-	20,920
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	20,650,697	(10,312,591)	3,580,982	(12,592,970)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	6,598
Net increase (decrease) in net assets
resulting from operations	38,732,523	58,836,636	8,513,597	27,448,982
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(1,901,007)	-	(4,768,742)
From Net Realized Gains:
Class N	-	-	-	-
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(1,901,007)	-	(4,768,742)
From Fund Share Transactions (Note 7)	(41,915,919)	(74,173,553)	(10,135,003)	(511,378)
Total Increase (Decrease) in Net Assets	(3,183,396)	(17,237,924)	(1,621,406)	22,168,862

Net Assets:
Beginning of period	486,583,295	503,821,219	300,477,770	278,308,908
End of period	$ 483,399,899	$486,583,295	$ 298,856,364	$300,477,770
Undistributed net investment income
at end of period	$ 5,352,865	$ 3,393,087	$ 4,420,498	$ 2,727,889

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2013	Year Ended	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,043,640	$ 3,248,045	$ 675,454	$ 1,380,292
Net realized gain (loss) on investments	10,378,045	27,659,062	6,215,309	7,931,619
Net realized gain (loss) on securities sold short	-	-	-	-
Net realized gain (loss) on options written	-	105,623	-	-
Distributions of realized gains
by underlying investment companies	-	54	-	188
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	2,371,059	(4,756,553)	5,242,804	6,603,777
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	4,474	-	-
Net increase (decrease) in net assets
resulting from operations	13,792,744	26,260,705	12,133,567	15,915,876
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(2,428,331)	-	(942,106)
From Net Realized Gains:
Class N	-	-	-	-
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(2,428,331)	-	(942,106)
From Fund Share Transactions (Note 7)	(7,798,126)	(29,001,737)	(13,458,015)	(21,822,873)
Total Increase (Decrease) in Net Assets	5,994,618	(5,169,363)	(1,324,448)	(6,849,103)

Net Assets:
Beginning of period	225,392,629	230,561,992	166,821,231	173,670,334
End of period	$ 231,387,247	$ 225,392,629	$ 165,496,783	$166,821,231
Undistributed net investment income
at end of period	$ 4,281,683	$ 3,238,043	$ 1,191,461	$ 516,007

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2013	Year Ended	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,083,183	$ 2,170,699	$ 97,765	$ 508,539
Net realized gain (loss) on investments	4,489,638	17,342,267	3,715,458	2,941,804
Net realized gain (loss) on securities sold short	(40,589)	-	-	-
Net realized gain (loss) on options written	-	-	(67,472)	1,010,211
Distributions of realized gains
by underlying investment companies	-	291	-	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	5,468,111	99,717	(1,149,867)	(101,732)
Net change in unrealized appreciation
(depreciation) on securities sold short	(442,792)	(72,023)	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	(17,166)	(58,365)
Net increase (decrease) in net assets
resulting from operations	10,557,551	19,540,951	2,578,718	4,300,457
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(1,961,459)	(139,828)	(581,350)
From Net Realized Gains:
Class N	-	(4,155,786)	-	(681,785)
Return of Capital:
Class N	-	-	-	(360,246)
Total Dividends and Distributions
to Shareholders	-	(6,117,245)	(139,828)	(1,623,381)
From Fund Share Transactions (Note 7)	(4,338,723)	1,429,629	(4,688,399)	10,924,570
Total Increase (Decrease) in Net Assets	6,218,828	14,853,335	(2,249,509)	13,601,646

Net Assets:
Beginning of period	248,325,601	233,472,266	95,267,047	81,665,401
End of period	$ 254,544,429	$ 248,325,601	$ 93,017,538	$ 95,267,047
Undistributed (Overdistributed) net investment income
at end of period	$ 1,170,989	$ 87,806	$ (114,874)	$ (72,811)

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Six Months		Six Months
	Ended		Ended
	October 31, 2013	Year Ended	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013	(Unaudited)	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 1,783,896	$ 3,505,257	$ 282,685	$ 338,450
Net realized gain (loss) on investments	(96,351)	2,957,726	402,247	15,777,301
Net realized gain (loss) on securities sold short	-	-	-	-
Net realized gain (loss) on options written	-	-	-	50,829
Distributions of realized gains
by underlying investment companies	-	131,687	-	2,408
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-	-	-
Net change in unrealized appreciation
(depreciation) on investments	(4,528,802)	381,966	8,966,388	(7,172,680)
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-	-	763
Net increase (decrease) in net assets
resulting from operations	(2,841,257)	6,976,636	9,651,320	8,997,071
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,739,811)	(3,612,751)	-	(304,249)
From Net Realized Gains:
Class N	-	(719,065)	-	(3,116,054)
Return of Capital:
Class N	-	-	-	-
Total Dividends and Distributions
to Shareholders	(1,739,811)	(4,331,816)	-	(3,420,303)
From Fund Share Transactions (Note 7)	1,276,790	20,578,430	(7,239,419)	1,536,571
Total Increase (Decrease) in Net Assets	(3,304,278)	23,223,250	2,411,901	7,113,339

Net Assets:
Beginning of period	166,348,335	143,125,085	90,657,270	83,543,931
End of period	$ 163,044,057	$ 166,348,335	$ 93,069,171	$ 90,657,270
Undistributed net investment income
at end of period	$ 323,590	$ 279,505	$ 588,636	$ 305,951

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

Shelter Fund

Six Months
Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$ 189,673	$ 195,621
Net realized gain (loss) on investments	1,762,145	827,148
Net realized gain (loss) on securities sold short	-	-
Net realized gain (loss) on options written	-	-
Distributions of realized gains
by underlying investment companies	-	-
Net payments by affiliates and net realized
loss from trade error (Note 6)	-	-
Net change in unrealized appreciation
(depreciation) on investments	1,989,388	906,169
Net change in unrealized appreciation
(depreciation) on securities sold short	-	-
Net change in unrealized appreciation
(depreciation) on written options	-	-
Net increase (decrease) in net assets
resulting from operations	3,941,206	1,928,938
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	-
From Net Realized Gains:
Class N	-	-
Return of Capital:
Class N	-	-
Total Dividends and Distributions
to Shareholders	-	-
From Fund Share Transactions (Note 7)	5,094,080	(22,307,621)
Total Increase (Decrease) in Net Assets	9,035,286	(20,378,683)

Net Assets:
Beginning of period	42,828,458	63,207,141
End of period	$ 51,863,744	$ 42,828,458
Undistributed net investment income
at end of period	$ 359,574	$ 169,901

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class C Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 14.53		$ 13.00	$ 13.73	$ 11.80	$ 8.37	$ 14.31

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	(0.02)		(0.04)	(0.05)	(0.07)	(0.07)	0.01
Net realized and unrealized gain (loss)
on investments	1.17		1.57	(0.68)	2.00	3.52	(5.60)
Total income (loss) from
investment operations	1.15		1.53	(0.73)	1.93	3.45	(5.59)

Less distributions from:
net investment income	-		-	-	-	(0.02)	-
net realized gain	-		-	-	-	-	(0.35)
Total distributions from net investment
income and net realized gains	$ -		$ -	$ -	$ -	$ (0.02)	$ (0.35)

Net asset value, end of period	$ 15.68		$ 14.53	$ 13.00	$ 13.73	$ 11.80	$ 8.37

Total return (c)	7.91%	(g)	11.77%	(5.32)%	16.36%	41.17%	(38.90)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 2,710		$ 2,971	$ 3,146	$ 3,963	$ 4,130	$ 3,292
Ratio of expenses to
average net assets (d)	2.15%	(f)	2.15%	2.15%	2.15%	2.15%	2.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.19%	(f)	2.18%	2.17%	2.17%	2.15%	2.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	(0.21)%	(f)	(0.28)%	(0.41)%	(0.56)%	(0.64)%	0.11%
Portfolio turnover rate	20%	(g)	69%	19%	53%	29%	69%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Gemini Fund Services, LLC (the"Administrator" not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior year expense reimbursment by Adviser.
(f) Annualized for periods less than one year.
(g) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 15.43		$ 13.72	$ 14.44	$ 12.34	$ 8.75	$ 14.97

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.07		0.10	0.08	0.06	0.04	0.12
Net realized and unrealized gain (loss)
on investments	1.23		1.67	(0.71)	2.09	3.68	(5.88)
Total income (loss) from
investment operations	1.30		1.77	(0.63)	2.15	3.72	(5.76)

Less distributions from:
net investment income	-		(0.06)	(0.09)	(0.05)	(0.13)	(0.11)
net realized gains	-		-	-	-	-	(0.35)
Total distributions from net investment
income and net realized gains	-		(0.06)	(0.09)	(0.05)	(0.13)	(0.46)

Net asset value, end of period	$ 16.73		$ 15.43	$ 13.72	$ 14.44	$ 12.34	$ 8.75

Total return (c)	8.43%	(g)	12.91%	(4.31)%	17.47%	42.60%	(38.26)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 480,690		$483,612	$500,675	$572,587	$555,827	$517,478
Ratio of expenses to
average net assets (d)	1.15%	(f)	1.15%	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.19%	(f)	1.18%	1.17%	1.17%	1.15%	1.15%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.82%	(f)	0.72%	0.59%	0.46%	0.37%	1.13%
Portfolio turnover rate	20%	(g)	69%	19%	53%	29%	69%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Percentage reflects recapture of prior year expense reimbursment by Adviser.
(f) Annualized for periods less than one year.
(g) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 10.94		$ 10.10	$ 10.21	$ 9.31	$ 7.48	$ 10.51

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.06		0.19	0.20	0.23	0.22	0.25
Net realized and unrealized gain (loss)
on investments	0.26		0.83	(0.10)	0.91	1.82	(3.04)
Total income (loss) from
investment operations	0.32		1.02	0.10	1.14	2.04	(2.79)

Less distributions from:
net investment income	-		(0.18)	(0.21)	(0.24)	(0.21)	(0.13)
net realized gains	-		-	-	-	-	(0.11)
Total distributions from net investment
income and net realized gains	-		(0.18)	(0.21)	(0.24)	(0.21)	(0.24)

Net asset value, end of period	$ 11.26		$ 10.94	$ 10.10	$ 10.21	$ 9.31	$ 7.48

Total return (c)	2.93%	(f)	10.20%	1.12%	12.42%	27.39%	(26.48)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 298,856		$300,478	$278,309	$256,329	$215,419	$126,290
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.22%	(e)	1.22%	1.22%	1.23%	1.22%	1.27%
Ratio of net investment income (loss) to
average net assets (b)	1.12%	(e)	1.83%	2.09%	2.38%	2.58%	2.98%
Portfolio turnover rate	29%	(f)	89%	13%	27%	27%	67%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 10.91		$ 9.81	$ 10.22	$ 8.92	$ 6.58	$ 11.32

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.15	0.16	0.16	0.15	0.18
Net realized and unrealized gain (loss)
on investments	0.63		1.06	(0.41)	1.31	2.36	(4.63)
Total income (loss) from
investment operations	0.68		1.21	(0.25)	1.47	2.51	(4.45)

Less distributions from:
net investment income	-		(0.11)	(0.16)	(0.17)	(0.17)	(0.09)
net realized gains	-		-	-	-	-	(0.20)
Total distributions from net investment
income and net realized gains	-		(0.11)	(0.16)	(0.17)	(0.17)	(0.29)

Net asset value, end of period	$ 11.59		$ 10.91	$ 9.81	$ 10.22	$ 8.92	$ 6.58

Total return (c)	6.23%	(f)	12.43%	(2.31)%	16.57%	38.27%	(39.25)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 231,387		$225,393	$230,562	$240,800	$189,223	$120,365
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.28%	(e)	1.27%	1.27%	1.25%	1.28%	1.30%
Ratio of net investment income (loss) to
average net assets (b)	0.91%	(e)	1.45%	1.68%	1.74%	1.80%	2.31%
Portfolio turnover rate	36%	(f)	69%	33%	26%	40%	75%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 11.98		$ 10.95	$ 11.29	$ 9.48	$ 6.87	$ 10.84

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.09	0.06	0.05	0.06	0.09
Net realized and unrealized gain (loss) on
on investments	0.87		1.00	(0.34)	1.82	2.63	(3.99)
Total income (loss) from
investment operations	0.92		1.09	(0.28)	1.87	2.69	(3.90)

Less distributions from:
net investment income	-		(0.06)	(0.06)	(0.06)	(0.08)	(0.06)
net realized gains	-		-	-	-	-	(0.01)
Total distributions from net investment
income and net realized gains	-		(0.06)	(0.06)	(0.06)	(0.08)	(0.07)

Net asset value, end of period	$ 12.90		$ 11.98	$ 10.95	$ 11.29	$ 9.48	$ 6.87

Total return (c)	7.68%	(f)	10.03%	(2.43)%	19.80%	39.21%	(35.92)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 165,497		$166,821	$173,670	$191,297	$156,512	$106,006
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.30%	(e)	1.27%	1.26%	1.26%	1.27%	1.26%
Ratio of net investment income (loss) to
average net assets (b)	0.82%	(e)	0.83%	0.57%	0.53%	0.68%	1.14%
Portfolio turnover rate	29%	(f)	60%	43%	25%	27%	38%

(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each period indicated.
	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2013		2013	2012	2011	2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 10.75		$10.16	$ 10.48	$ 9.17	$ 7.18	$ 10.40

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.10	0.09	0.11	0.12	0.19
Net realized and unrealized gain (loss)
on investments	0.41		0.77	(0.12)	1.32	2.00	(3.24)
Total income (loss) from
investment operations	0.46		0.87	(0.03)	1.43	2.12	(3.05)

Less distributions from:
net investment income	-		(0.09)	(0.10)	(0.12)	(0.13)	(0.13)
net realized gains	-		(0.19)	(0.19)	-	-	(0.04)
Total distributions from net investment
income and net realized gains	-		(0.28)	(0.29)	(0.12)	(0.13)	(0.17)

Net asset value, end of period	$ 11.21		$10.75	$ 10.16	$ 10.48	$ 9.17	$ 7.18

Total return (c)	4.28%	(f)	8.66%	(0.09)%	15.72%	29.57%	(29.31)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 254,544		$248,326	$233,472	$229,715	$167,282	$ 41,093
Ratio of expenses to average net
assets, including dividends from securities
sold short and interest income (d)	1.25%	(e)	-	-	-	-	-
Ratio of expenses to average net
assets, excluding dividends from securities
sold short and interest income (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before
waivers and reimbursements, including
dividends from securities sold short (d)	1.34%	(e)	-	-	-	-	-
Ratio of expenses to average net assets before
waivers and reimbursements, excluding
dividends from securities sold short (d)	1.25%	(e)	1.24%	1.24%	1.24%	1.29%	1.43%
Ratio of net investment income (loss) to
average net assets (b)	0.86%	(e)	0.93%	0.91%	1.17%	1.40%	2.30%
Portfolio turnover rate	25%	(f)	84%	46%	22%	7%	46%
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Enhanced Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31,		April 30,	April 30,	April 30,	April 30,
	2013		2013	2012	2011	2010 *
	(Unaudited)
Net asset value, beginning of period	$ 10.49		$ 10.16	$ 11.11	$ 10.58	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.01		0.06	0.09	0.11	0.06
Net realized and unrealized gain (loss)
on investments	0.27		0.47	(0.22)	0.83	0.57
Total income (loss) from
investment operations	0.28		0.53	(0.13)	0.94	0.63

Less distributions from:
net investment income	(0.02)		(0.07)	(0.35)	(0.11)	(0.05)
net realized gains	-		(0.09)	(0.47)	(0.30)	(0.00)	(g)
return of capital	-		(0.04)	-	-	-
Total distributions from net investment income,
net realized gains and return of capital	(0.02)		(0.20)	(0.82)	(0.41)	(0.05)

Net asset value, end of period	$ 10.75		$ 10.49	$ 10.16	$ 11.11	$ 10.58

Total return (c)	2.62%	(f)	5.22%	(0.83)%	9.11%	6.32%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 93,018		$ 95,267	$ 81,665	$ 88,164	$ 53,124
Ratio of expenses to
average net assets (d)	1.05%	(e)	1.05%	1.05%	1.05%	1.05%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.37%	(e)	1.36%	1.26%	1.36%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.20%	(e)	0.60%	0.89%	1.02%	1.07%	(e)
Portfolio turnover rate	41%	(f)	51%	184%	86%	3%	(f)

*	The Enhanced Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	October 31,		April 30,	April 30,	April 30,	April 30,
	2013		2013	2012	2011	2010 *
	(Unaudited)
Net asset value, beginning of period	$ 10.76		$ 10.58	$ 10.37	$ 10.11	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.11		0.26	0.28	0.32	0.15
Net realized and unrealized gain (loss)
on investments	(0.29)		0.23	0.22	0.29	0.06
Total income (loss) from
investment operations	(0.18)		0.49	0.50	0.61	0.21

Less distributions from:
net investment income	(0.11)		(0.26)	(0.29)	(0.32)	(0.10)
net realized gains	-		(0.05)	-	(0.03)	-
Total distributions from net investment
income and net realized gains	(0.11)		(0.31)	(0.29)	(0.35)	(0.10)

Net asset value, end of period	$ 10.47		$ 10.76	$ 10.58	$ 10.37	$ 10.11

Total return (c)	(1.65)%	(f)	4.76%	4.94%	6.10%	2.15%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 163,044		$ 166,348	$ 143,125	$ 107,627	$ 67,364
Ratio of expenses to
average net assets (d)	0.80%	(e)	0.80%	0.80%	0.80%	0.80%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	0.98%	(e)	0.98%	0.98%	1.01%	1.48%	(e)
Ratio of net investment income (loss) to
average net assets (b)	2.17%	(e)	2.40%	2.71%	3.07%	2.64%	(e)
Portfolio turnover rate	17%	(f)	51%	8%	10%	3%	(f)

*	The Flexible Income Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,	April 30,
	2013		2013	2012	2011	2010*
	(Unaudited)
Net asset value, beginning of period	$ 13.37		$ 12.52	$ 13.37	$ 11.25	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.04		0.05	0.05	0.04	0.01
Net realized and unrealized gain (loss)
on investments	1.47		1.35	(0.57)	2.15	1.30
Total income from
investment operations	1.51		1.40	(0.52)	2.19	1.31

Less distributions from:
net investment income	-		(0.05)	-	(0.05)	(0.06)
net realized gains	-		(0.50)	(0.33)	(0.02)	(0.00)	(g)
Total distributions from net investment
income and net realized gains	-		(0.55)	(0.33)	(0.07)	(0.06)

Net asset value, end of period	$ 14.88		$ 13.37	$ 12.52	$ 13.37	$ 11.25

Total return (c)	11.29%	(f)	11.55%	(3.54)%	19.50%	13.14%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 93,069		$ 90,657	$ 83,544	$ 89,200	$ 66,472
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.37%	(e)	1.38%	1.37%	1.35%	1.90%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.62%	(e)	0.42%	0.40%	0.37%	0.23%	(e)
Portfolio turnover rate	17%	(f)	162%	49%	42%	20%	(f)

*	The Select Appreciation Fund commenced operations on October 5, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.
(g) Amount represents less than $0.01 per share.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,	April 30,
	2013		2013	2012	2011	2010*
	(Unaudited)
Net asset value, beginning of period	$ 10.59		$ 9.93	$ 11.74	$ 10.44	$ 10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.04		0.04	(0.02)	0.04	(0.01)
Net realized and unrealized gain (loss)
on investments	0.89		0.62	(1.70)	1.31	0.45
Total income from
investment operations	0.93		0.66	(1.72)	1.35	0.44

Less distributions from:
net investment income	-		-	-	(0.05)	-
net realized gains	-		-	(0.09)	-	-
Total distributions from net investment
income and net realized gains	-		-	(0.09)	(0.05)	-

Net asset value, end of period	$ 11.52		$ 10.59	$ 9.93	$ 11.74	$ 10.44

Total return (c)	8.78%	(f)	6.65%	(14.60)%	12.95%	4.40%	(f)

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 51,864		$ 42,828	$ 63,207	$ 57,492	$ 12,444
Ratio of expenses to
average net assets (d)	1.15%	(e)	1.15%	1.15%	1.15%	1.15%	(e)
Ratio of expenses to average net assets
before waivers and reimbursements (d)	1.42%	(e)	1.37%	1.29%	1.34%	4.05%	(e)
Ratio of net investment income (loss) to
average net assets (b)	0.81%	(e)	0.39%	(0.15)%	0.37%	(0.26)%	(e)
Portfolio turnover rate	124%	(f)	291%	311%	89%	0%	(f)

* Fund commenced operations on December 30, 2009.
(a) Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge.  Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d) Does not include the expenses of the investment companies in which the Fund invests.
(e) Annualized for periods less than one year.
(f) Not annualized.

Refer to the Notes to Financial Statements at the back to the Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2013

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund,  and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.  The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund Shelter Fund	Long-term growth Limiting the impact of large equity market declines. The Fund's secondary investment objective is growth of capital.

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

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statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a

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pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Funds’ investments measured at fair value:

Amerigo

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,452,400	$ -	$ -	$ 3,452,400
Bond Funds	8,701,425			8,701,425
Equity Funds	470,154,761	-	-	470,154,761
Money Market Funds	2,520,260	-	-	2,520,260
Total	$ 484,828,846	$ -	$ -	$ 484,828,846

Clermont

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,783,740	$ -	$ -	$ 1,783,740
Bond Funds	141,870,662	-	-	141,870,662
Equity Funds	154,561,192	-	-	154,561,192
Money Market Funds	1,314,012	-	-	1,314,012
Total	$ 299,529,606	$ -	$ -	$ 299,529,606

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Select Allocation

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,356,929	$ -	$ -	$ 4,356,929
Bond Funds	53,544,916	-	-	53,544,916
Equity Funds	167,397,864	-	-	167,397,864
Money Market Funds	6,609,797	-	-	6,609,797
Total	$ 231,909,506	$ -	$ -	$ 231,909,506

Descartes

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 24,533,820	$ -	$ -	$ 24,533,820
Equity Funds	139,582,892	-	-	139,582,892
Money Market Funds	1,864,843	-	-	1,864,843
Total	$ 165,981,555	$ -	$ -	$ 165,981,555

Liahona

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 85,856,520	$ -	$ -	$ 85,856,520
Equity Funds	166,566,551	-	-	166,566,551
Money Market Funds	3,556,652	-	-	3,556,652
Total	$ 255,979,723	$ -	$ -	$ 255,979,723
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 4,600,410	$ -	$ -	$ 4,600,410
Total	$ 4,600,410	$ -	$ -	$ 4,600,410

Enhanced Income

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 91,563,574	$ -	$ -	$ 91,563,574
Money Market Funds	2,750,512	-	-	2,750,512
Total	$ 94,314,086	$ -	$ -	$ 94,314,086
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 36,161	$ -	$ -	$ 36,161
Total	$ 36,161	$ -	$ -	$ 36,161

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Flexible Income

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 121,244,816	$ -	$ -	$ 121,244,816
Equity Funds	20,097,917	-	-	20,097,917
U.S. Government & Agency Obligations	-	19,279,376	-	19,279,376
Money Market Funds	2,604,105	-	-	2,604,105
Total	$ 143,946,838	$ 19,279,376	$ -	$ 163,226,214

Select Appreciation

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 90,452,662	$ -	$ -	$ 90,452,662
Money Market Funds	2,897,482	-	-	2,897,482
Total	$ 93,350,144	$ -	$ -	$ 93,350,144

Shelter

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 51,017,258	$ -	$ -	$ 51,017,258
Money Market Funds	1,299,902	-	-	1,299,902
Total	$ 52,317,160	$ -	$ -	$ 52,317,160

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

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Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Securities Sold Short

A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The funds are obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size.  Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

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The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended October 31, 2013, the Enhanced Income Fund had options written located on the Statements of Assets and Liabilities in the liabilities section in the amount of $36,161.

For the six months ended October 31, 2013, the Fund’s net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on options written” and the Fund’s net unrealized appreciation/depreciation, stated below, on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) on written options” on the Statements of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the fund.

Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Loss	(Depreciation)
Enhanced Income Fund	$ 36,161	$ (67,472)	$ (17,166)

As of October 31, 2013 portfolio securities valued at $41,179,283 were held in escrow by the custodian for call options written by the company.

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The number of option contracts written and the premiums received during the six months ended October 31, 2013, were as follows:

	Enhanced Income Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	10,080	$ 120,285
Options written	39,125	580,992
Options exercised	(1,875)	(21,309)
Options expired	(36,839)	(549,625)
Options closed	(6,565)	(81,483)
Options outstanding, end of period	3,926	$ 48,860

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2013.

Enhanced Income Fund

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 36,161	(1)	$ 41,179,283	$ -	$ 41,143,122
Total	$ 36,161		$ 41,179,283	$ -	$ 41,143,122

(1) Written options at value as presented in the Schedule of Investments.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant

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investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for all of the Funds with exception of Enhanced Income and Flexible Income.  Income will normally be declared and distributed quarterly for Enhanced Income and monthly for Flexible Income.  The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Enhanced Income

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and Flexible Income. The rates these funds will pay are as follows: Enhanced Income, 0.90%; and Flexible Income, 0.65%.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits at least through December 31, 2014.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter)	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Adviser’s fees for the six months ended October 31, 2013 were as follows:

Fund	Waiver/Reimbursement

Amerigo Fund	$ 84,281
Clermont Fund	113,010
Select Allocation Fund	144,910
Descartes Fund	119,500
Liahona Fund	119,679
Enhanced Income Fund	152,627
Flexible Income Fund	144,602
Select Appreciation Fund	100,894
Shelter Fund	62,900

Fees waived or expenses reimbursed may be recouped by the Adviser from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  During the six months ended October 31, 2013, the Adviser recaptured no fees for prior period expense waivers/reimbursements from the Funds.  The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through April 30 of the years indicated.

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Fund	2014	2015	2016	Total
Amerigo Fund	$ 117,624	$ 84,102	$ 137,119	$ 338,845
Clermont Fund	183,614	190,941	194,887	569,442
Select Allocation Fund	214,664	254,216	262,685	731,565
Descartes Fund	173,239	194,363	207,898	575,500
Liahona Fund	163,287	203,266	208,419	574,972
Enhanced Income Fund	202,927	215,163	264,841	682,931
Flexible Income Fund	186,281	220,663	258,414	665,358
Select Appreciation Fund	144,237	173,168	186,451	503,856
Shelter Fund	63,239	89,893	110,528	263,660

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plan for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for

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each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Two Trustees and certain officers of the Trust are officers of GFS and/or NLCS and/or the Adviser and/or the Distributor.

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2013, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$ 406,823,783	$ 78,248,419	$ (243,356)	$ 78,005,063
Clermont Fund	274,473,162	25,560,141	(503,697)	25,056,444
Select Allocation Fund	205,006,762	27,479,935	(577,191)	26,902,744
Descartes Fund	139,257,276	27,166,452	(442,173)	26,724,279
Liahona Fund	225,597,929	26,859,601	(1,078,217)	25,781,384
Enhanced Income Fund	96,356,214	7,556,616	(9,634,905)	(2,078,289)
Flexible Income Fund	162,178,981	2,707,076	(1,659,843)	1,047,233
Select Appreciation Fund	79,253,332	14,175,022	(78,210)	14,096,812
Shelter Fund	48,254,965	4,077,775	(15,580)	4,062,195

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2013, were as follows:

	Purchases	Sales
Amerigo Fund	$ 94,009,801	$ 128,315,960
Clermont Fund	84,120,289	88,325,326
Select Allocation Fund	80,842,322	86,659,231
Descartes Fund	46,510,547	57,067,355
Liahona Fund	60,101,747	61,607,573
Enhanced Income Fund	38,727,394	44,188,209
Flexible Income Fund	33,125,552	27,048,268
Select Appreciation Fund	14,661,606	23,895,346
Shelter Fund	61,055,836	56,499,300

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6.

Shareholders’ Transactions

At October 31, 2013, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Six Months Ended		Year Ended
	October 31, 2013		April 30, 2013
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	1,405	$ 20,964	4,551	$ 59,951
Shares redeemed	(32,990)	(495,084)	(42,107)	(553,190)
Net decrease	(31,585)	$ (474,120)	(37,556)	$ (493,239)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,734,055	$ 27,641,953	5,774,927	$ 80,055,263
Shares issued to shareholders
in reinvestment	-	-	134,582	1,886,840
Shares redeemed	(4,349,614)	(69,083,752)	(11,055,495)	(155,622,417)
Net decrease	(2,615,559)	$ (41,441,799)	(5,145,986)	$ (73,680,314)

Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,597,307	$ 28,535,062	7,634,269	$ 79,209,269
Shares issued to shareholders
in reinvestment	-	-	457,368	4,724,616
Shares redeemed	(3,514,454)	(38,670,065)	(8,175,444)	(84,445,263)
Net decrease	(917,147)	$ (10,135,003)	(83,807)	$ (511,378)

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,729,172	$ 19,202,270	4,428,815	$ 44,353,523
Shares issued to shareholders
in reinvestment	-	-	239,561	2,407,583
Shares redeemed	(2,413,835)	(27,000,396)	(7,509,558)	(75,762,843)
Net decrease	(684,663)	$ (7,798,126)	(2,841,182)	$ (29,001,737)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

	Six Months Ended		Year Ended
	October 31, 2013		April 30, 2013
Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	803,751	$ 9,923,323	2,672,588	$ 29,369,681
Shares issued to shareholders
in reinvestment	-	-	84,796	936,992
Shares redeemed	(1,899,548)	(23,381,338)	(4,697,806)	(52,129,546)
Net decrease	(1,095,797)	$ (13,458,015)	(1,940,422)	$ (21,822,873)

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,188,527	$ 23,626,249	6,197,118	$ 63,509,503
Shares issued to shareholders
in reinvestment	-	-	599,680	6,068,757
Shares redeemed	(2,579,528)	(27,964,972)	(6,664,120)	(68,148,631)
Net increase/(decrease)	(391,001)	$ (4,338,723)	132,678	$ 1,429,629

Enhanced Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,295,779	$ 13,623,522	4,070,911	$ 41,828,446
Shares issued to shareholders
in reinvestment	12,984	137,372	154,962	1,587,628
Shares redeemed	(1,744,260)	(18,449,293)	(3,177,838)	(32,491,504)
Net increase/(decrease)	(435,497)	$ (4,688,399)	1,048,035	$ 10,924,570

Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,178,906	$ 22,835,897	5,950,739	$ 63,449,245
Shares issued to shareholders
in reinvestment	166,525	1,736,532	405,547	4,324,057
Shares redeemed	(2,226,982)	(23,295,639)	(4,428,759)	(47,194,872)
Net increase	118,449	$ 1,276,790	1,927,527	$ 20,578,430

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

	Six Months Ended		Year Ended
	October 31, 2013		April 30, 2013
Select Appreciation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	378,267	$ 5,297,335	1,723,145	$ 21,904,098
Shares issued to shareholders
in reinvestment	-	-	277,766	3,419,304
Shares redeemed	(899,915)	(12,536,754)	(1,897,643)	(23,786,831)
Net increase/(decrease)	(521,648)	$ (7,239,419)	103,268	$ 1,536,571

Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,122,730	$ 12,410,334	1,105,052	$ 10,733,996
Shares issued to shareholders
in reinvestment	-	-	-	-
Shares redeemed	(667,584)	(7,316,254)	(3,422,162)	(33,041,617)
Net increase (decrease)	455,146	$ 5,094,080	(2,317,110)	$ (22,307,621)

7.

Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2013 and April 30, 2012 were as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

As of April 30, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and  unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles, and partnership adjustments.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Enhanced Income Fund incurred and elected to defer such late year losses of $72,811.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At April 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

Permanent book and tax differences, primarily attributable to the reclass of short-term capital gain distributions from underlying investment companies, and adjustments for paydowns, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the following Funds for the year ended April 30, 2013 as follows:

8.

Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

9.

Shareholder Meeting

The  Board of Trustees of the AdvisorOne Funds (the “Trust”) on behalf of Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, Shelter Fund, and Milestone Treasury Obligations Fund (each a “CLS Fund”, together the “CLS Funds”) and Horizon Active Asset Allocation Fund (“Horizon Fund”, together the “Funds”) held a Special Meeting of the Shareholders on March 28, 2013 for the purpose to elect Todd Clarke and Eric Clarke to the Board of Trustees of the AdvisorOne Funds.

At the close of business February 15, 2013, the record date for the Special Meeting of Shareholders, there were outstanding 404,168,899 shares of beneficial interest of the Funds.  A quorum of Fund shareholders was present for the Special Meeting represented in person or by proxy.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2013

With respect to the election of Todd Clarke to the Board of Trustees of the AdvisorOne Funds, the following votes were cast:

         For Approval:  215,805,751 shares voted

         Withheld:  3,840,037 shares voted

With respect to the election of Eric Clarke to the Board of Trustees of the AdvisorOne Funds, the following votes were cast:

         For Approval:  215,769,634 shares voted

         Withheld:  3,876,155 shares voted

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2013	10/31/2013
Amerigo Fund
Actual:
Class C	$ 1,000.00	$ 1,079.10	2.15%	$ 11.27	*
Class N	1,000.00	1,084.30	1.15%	6.04	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.37	2.15%	10.92	*
Class N	1,000.00	1,019.41	1.15%	5.85	*
Clermont Fund
Actual	1,000.00	1,029.30	1.15%	5.88	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expense Ratio (Annualized)	Expenses Paid During the Period
	5/1/2013	10/31/2013
Select Allocation Fund
Actual	1,000.00	1,062.30	1.15%	5.98	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Descartes Fund
Actual	1,000.00	1,076.80	1.15%	6.02	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Liahona Fund
Actual	1,000.00	1,042.80	1.15%	5.92	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Enhanced Income Fund
Actual	1,000.00	1,026.20	1.05%	5.36	*
Hypothetical (5% return before expenses):	1,000.00	1,019.91	1.05%	5.35	*
Flexible Income Fund
Actual	1,000.00	983.50	0.80%	4.00	*
Hypothetical (5% return before expenses):	1,000.00	1,021.17	0.80%	4.08	*
Select Appreciation Fund
Actual	1,000.00	1,112.90	1.15%	6.12	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Shelter Fund
Actual	1,000.00	1,087.80	1.15%	6.05	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

AdvisorOne Funds Semi-Annual Report

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AGREEMENTS *

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on January 24, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”) on behalf of the Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund (individually, each a “Fund” and collectively, the “CLS Funds”).

The Board reviewed and discussed the written materials that were provided in advance of the Meeting, CLS’s oral presentation and other information that the Board received at the Meeting, and deliberated on the approval of the Investment Advisory Agreement with respect to each Fund individually, in light of this information. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement.

Nature, extent and quality of services.  The Board reviewed materials provided by CLS related to the Investment Advisory Agreement, including CLS’s team approach to portfolio management.  They reviewed a description of the manner in which investment decisions are made and executed, and discussed the benefits of the professional personnel performing services for the CLS funds, including the team of  individuals that primarily monitor and execute the investment process, noting their combined experience of over 40 years.  The Board discussed the extent of CLS’s research capabilities, and the emphasis placed on research.  The Board reviewed CLS’s assessment of each Fund’s risk profile and the corresponding strategy.  They also reviewed and discussed the quality of its compliance personnel and the experience of its fund management personnel.  They noted with satisfaction the addition of a new chief investment officer in 2012, and CLS’s use of both internal and external resources to deliver its services. The Board thanked management for the very clear description of how the portfolio management team operates. The Board received satisfactory written responses from CLS with respect to a series of important questions, including whether CLS was involved in any lawsuits or pending regulatory actions; and whether CLS has procedures in place to allocate trades among its respective clients. The Board reviewed the description provided by CLS of its practices for monitoring compliance with the funds’ investment limitations and noted that in 2012 CLS has added additional compliance personnel in an effort to magnify its focus on compliance. The Board reviewed the financial information provided by CLS and concluded that CLS has the financial resources to meet its obligations to the CLS Funds. The Board viewed the overall services provided by CLS as satisfactory.  They agreed that the recently hired chief investment officer is filling an important role by providing a single point of leadership to the portfolio management team, accountability to the Board, and consistency in approach among the team members.  The Board noted with satisfaction that CLS continues to invest in compliance resources (including systems and personnel) and portfolio management resources (including subscriptions to research providers and an investment committee that includes some non-CLS participants).  The Board concluded that CLS has provided quality and professional advisory services to the CLS Funds.

Performance.   The Board reviewed information on the investment performance of each CLS Fund versus its respective benchmark for the one year, five year, ten year and since inception periods.  They also reviewed the performance of each CLS Fund compared to its Morningstar category and a peer group of closely comparable fund-of-funds from each Fund’s respective Morningstar category (a “Fund Peer Group”). The Board  discussed the relative performance in the context of fund turnover, volatility, long term track record, and other considerations, noting that each Fund (with the exception of the Shelter Fund) had positive year-to-date, one year, and ten year returns.  While each Fund, with the exception of the Shelter Fund, generally performed in line or better than its respective Fund Peer Group, the officers discussed the negative impact of international securities on certain Funds’ performance over recent periods, citing underperformance when compared to such Funds’ respective Morningstar categories as a whole.  Such underperformance was attributed to decreased international exposure in order to maintain the respective Funds’ risk level which ultimately hurt the relative performance of the Funds compared to their respective Morningstar categories as International Equities tended to outperform during periods of observed heightened macro political and market risk.  The Board discussed with CLS representatives the steps taken by CLS to make adjustments to each Fund’s strategy or investment process in order to boost performance.  After a more detailed discussion with CLS regarding adjustments made with respect to the Amerigo Fund, Clermont Fund and Select Allocation Fund, the Board noted that CLS’s Chief Investment Officer (the “CIO”) has been closely reviewing CLS’s measurement of risk and it has now been modified to reflect shorter time periods making the risk profiles more responsive to current market conditions. The Board further noted that this shorter measurement period will likely lead to some higher portfolio turnover, but will also help to open up asset classes as the risk levels will fall back toward their historical averages more quickly than using the current method. With respect to the Descartes Fund’s underperformance compared to its Morningstar category, the Board noted that the fund managers will continue to focus on effective alpha generation and risk control by utilizing a more effective risk management tool to re-adjust portfolio allocations so that larger active positions can be taken after broad investment analysis in economic, fundamental, valuation and technical areas. With respect to the Liahona Fund, the Board noted the Fund employs a quantitative portfolio management methodology, and that the fund managers continue to focus on effective alpha generation and risk control. The Board reviewed and noted the Enhanced Income Fund outperformed its Fund Peer Group, Morningstar category and benchmark for the one year and since inception periods. With respect to the Flexible Income Fund, the Board discussed the Fund’s relative underperformance versus the Fund’s Morningstar category as a result of having had lower high yield and emerging markets debt exposure than many of its multi-sector peers and a larger cash positioning in order to maintain a risk level consistent with historical expectations of risk in the portfolio. CLS added that from a risk perspective, that while most mutual funds buy individual stocks and bonds, the Flexible Income Fund purchases other funds as well as individual securities.  The Board then discussed the performance of the Select Appreciation Fund noting the Fund has underperformed its Morningstar category since mid-2011 and that the CIO has adjusted the measurement of risk in the portfolio and has appointed a new portfolio manager to be primarily responsible for the day-to-day management of the Fund.

With respect to the Shelter Fund, the Board discussed the Fund’s significant underperformance, noting that the Fund had a very short track record on which to evaluate the results. The Board further noted the recent changes made to the Fund’s investment strategy and termination of the sub-adviser in an effort to address concerns about the Fund’s performance.  A representative of CLS discussed the Fund’s use of low volatility equity ETFs and continued use of technical indicators.  After further discussion, the Board concluded that appropriate changes had been made, and CLS appears to be addressing the performance concerns of the Shelter Fund.

The Board concluded that overall, each Fund’s past performance was acceptable and generally in line with its risk level.  They agreed that in areas where performance has lagged, CLS has taken appropriate actions to address it, and that the process and personnel the CIO has put in place are reassuring.  They noted some consistent trends in performance among the Funds, which is to be expected due to the team approach to managing the Funds.

Fees and Expenses.  The Board reviewed the advisory fees and net expense ratios of  the CLS Funds compiled utilizing Morningstar statistics and noted that generally the Funds’ advisory fee and net expense ratio were on the higher side of the Morningstar peer category, while such advisory fees and net expense ratios were lower or in line with those of the respective Fund Peer Groups.  After further discussion, the Board concurred that the fee difference is due, in part, to the Funds, on average, having much smaller asset bases than their respective peer group averages, meaning that the peer group is benefitting from greater economies of scale, and further differences in the structure and management of many of the funds in the underlying peer group. The Board considered CLS’s contention that despite the smaller asset bases, the shareholders receive consistent cost advantages in the areas of turnover and tax costs as compared to the peer group.  For Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter, the Trustees noted that while each Fund’s advisory fee of 1.00% is significantly higher than the Morningstar category average the fees are similar to the Fund Peer Group average, and in each case several other funds in the peer group pay the same fee.  For Enhanced Income, the Board discussed the fact that the fee of 0.90% is higher than the peer group average but lower than the Morningstar category average.  The Board observed that the Flexible Income Fund’s fee of 0.65% compared favorably to its Fund Peer Group and Morningstar averages.  The Board noted that, in several cases, the fee is equal to the highest fees in the peer group, but that such fees are not outside the range of fees of each Fund Peer Group and Morningstar category.  The Board then reviewed the contractual fee agreements for each CLS Fund, which stated that CLS had agreed to waive or limit its management fees and/or reimburse expenses at least through December 31, 2014, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that overall the net expense ratios of each Fund are very competitive, and that the fee waivers continued to benefit each Fund.  The Board agreed that CLS’s application of the risk budgeting methodology adds an expense to the services, but is an important component.  The Board concluded that, based on the nature, extent and quality of the services provided, the advisory fee paid by each CLS Fund is reasonable.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of each of the CLS Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, because of the current size of each CLS Fund, CLS continues to waive a portion of its advisory fee in order to maintain the expense cap, and therefore the Board will not request any changes to the management fee structure. The Board concluded that economies of scale would be re-evaluated in the future.

Profitability.  The Board considered the profits realized by CLS in connection with the operation of each of the CLS Funds on a fund by fund basis, and whether the amount of profit is a fair entrepreneurial profit for the management of the CLS Funds.  It also considered the income and other benefits realized by CLS affiliates from activities and services provided to the Funds. As stated in the materials provided, CLS reported it did not receive payments from the CLS Funds other than for advisory fees paid pursuant to the Investment Advisory Agreement.  The Board reviewed CLS’s balance sheet as of September 30, 2012 and noted there were no adverse material changes in the financial condition of CLS since the approval of the Interim Advisory Agreement at the November 21, 2012 meeting. The Trustees reviewed each profitability analysis provided by CLS and concluded that to the extent CLS earned a profit from each CLS Fund, the profits appeared reasonable and not excessive.

Conclusion.  Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of each CLS Fund and its shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Rev. June 2011
FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Page 2
Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Item 1.  Reports to Stockholders.

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

    /s/ Ryan Beach, President

       Ryan Beach, President

Date

1/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, President

Ryan Beach, President

Date

1/6/14

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

1/6/14